SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Salaries and related cost (including share-based compensation in the amount of $487,000)	$ 593			$ 595
Management fee to the Company’s CEO	$ 35	[1]	[1]	(60)
Financial income,net				$ 2

[1]	During the second quarter, 2022, the salary of the Company’s CEO is currently being paid as a management fee to GPIS Ltd., a related company, wholly-owned by the CEO.